JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.3%
Aerospace & Defense — 0.3%
Standardaero, Inc. *	47	1,265
V2X, Inc. *	47	2,287
		3,552
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	180	1,107
Automobile Components — 1.6%
Adient plc *	249	3,198
Dana, Inc.	246	3,281
Goodyear Tire & Rubber Co. (The) *	415	3,836
Modine Manufacturing Co. *	52	3,986
Phinia, Inc.	82	3,475
		17,776
Banks — 19.8%
1st Source Corp.	14	853
Amalgamated Financial Corp.	51	1,460
Amerant Bancorp, Inc.	28	578
Ameris Bancorp	128	7,387
Associated Banc-Corp.	25	564
Atlantic Union Bankshares Corp.	32	987
Axos Financial, Inc. *	71	4,586
Banc of California, Inc.	328	4,650
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	197	7,663
BankUnited, Inc.	99	3,416
Banner Corp.	50	3,205
BayCom Corp.	9	237
Bridgewater Bancshares, Inc. *	16	223
Brookline Bancorp, Inc.	134	1,458
Business First Bancshares, Inc.	101	2,462
Byline Bancorp, Inc.	142	3,719
Cadence Bank	39	1,189
Capital City Bank Group, Inc.	20	702
Capitol Federal Financial, Inc.	189	1,056
Central Pacific Financial Corp.	58	1,574
CNB Financial Corp.	44	976
Community Financial System, Inc.	17	987
Community Trust Bancorp, Inc.	18	920
ConnectOne Bancorp, Inc.	231	5,625
Customers Bancorp, Inc. *	116	5,802
CVB Financial Corp.	54	1,002
Dime Community Bancshares, Inc.	32	887
Eastern Bankshares, Inc.	411	6,744
Enterprise Financial Services Corp.	142	7,609
Equity Bancshares, Inc., Class A	114	4,491
FB Financial Corp.	20	912
Financial Institutions, Inc.	80	2,004
First BanCorp (Puerto Rico)	290	5,562

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
First Bancshares, Inc. (The)	120	4,069
First Busey Corp.	24	516
First Commonwealth Financial Corp.	23	363
First Financial Corp.	59	2,905
First Interstate BancSystem, Inc., Class A	26	739
First Merchants Corp.	124	5,009
First Mid Bancshares, Inc.	70	2,435
Hancock Whitney Corp.	77	4,054
Hanmi Financial Corp.	146	3,310
HBT Financial, Inc.	11	247
Heritage Commerce Corp.	461	4,390
Hilltop Holdings, Inc.	141	4,280
Home BancShares, Inc.	102	2,882
HomeTrust Bancshares, Inc.	32	1,090
Hope Bancorp, Inc.	142	1,491
Independent Bank Corp.	47	2,942
Mercantile Bank Corp.	13	559
Metropolitan Bank Holding Corp. *	39	2,201
Mid Penn Bancorp, Inc.	13	332
Midland States Bancorp, Inc.	21	364
National Bank Holdings Corp., Class A	19	740
Nicolet Bankshares, Inc.	4	387
OceanFirst Financial Corp.	263	4,480
OFG Bancorp (Puerto Rico)	118	4,717
Old National Bancorp	573	12,144
Old Second Bancorp, Inc.	285	4,744
Origin Bancorp, Inc.	43	1,507
Orrstown Financial Services, Inc.	16	476
Pathward Financial, Inc.	95	6,942
Peapack-Gladstone Financial Corp.	43	1,221
Pinnacle Financial Partners, Inc.	16	1,688
Preferred Bank	40	3,338
QCR Holdings, Inc.	99	7,067
Seacoast Banking Corp. of Florida	75	1,931
Sierra Bancorp	19	528
SmartFinancial, Inc.	16	489
South Plains Financial, Inc.	61	2,031
Southern Missouri Bancorp, Inc.	15	775
Southside Bancshares, Inc.	60	1,732
SouthState Corp.	32	2,971
Texas Capital Bancshares, Inc. *	44	3,273
Towne Bank	66	2,251
TriCo Bancshares	43	1,706
Trustmark Corp.	21	715
UMB Financial Corp.	51	5,168
United Bankshares, Inc.	62	2,144
United Community Banks, Inc.	16	461

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Unity Bancorp, Inc.	20	799
Univest Financial Corp.	30	842
Veritex Holdings, Inc.	144	3,595
WaFd, Inc.	25	706
WesBanco, Inc.	103	3,191
Wintrust Financial Corp.	37	4,123
WSFS Financial Corp.	39	2,032
		226,582
Beverages — 0.2%
Primo Brands Corp.	64	2,268
Biotechnology — 2.6%
ACELYRIN, Inc. *	334	825
Akero Therapeutics, Inc. *	30	1,234
Aurinia Pharmaceuticals, Inc. (Canada) *	157	1,259
Avidity Biosciences, Inc. *	24	715
Beam Therapeutics, Inc. *	118	2,316
Biohaven Ltd. *	4	92
Celldex Therapeutics, Inc. *	57	1,035
Compass Therapeutics, Inc. *	1,290	2,451
Cytokinetics, Inc. *	49	1,966
Denali Therapeutics, Inc. *	39	524
Dynavax Technologies Corp. *	280	3,626
Enanta Pharmaceuticals, Inc. *	75	413
Erasca, Inc. *	796	1,090
Intellia Therapeutics, Inc. *	77	544
iTeos Therapeutics, Inc. *	365	2,179
Prothena Corp. plc (Ireland) * (a)	158	1,961
Relay Therapeutics, Inc. *	263	690
Syndax Pharmaceuticals, Inc. *	122	1,499
Tenaya Therapeutics, Inc. * (a)	1,368	780
Travere Therapeutics, Inc. *	164	2,940
Viridian Therapeutics, Inc. *	145	1,952
		30,091
Building Products — 1.5%
Gibraltar Industries, Inc. *	5	312
Griffon Corp.	82	5,876
Resideo Technologies, Inc. *	211	3,732
UFP Industries, Inc.	64	6,798
		16,718
Capital Markets — 0.9%
BGC Group, Inc., Class A	345	3,164
StoneX Group, Inc. *	56	4,318
Virtus Investment Partners, Inc.	14	2,383
		9,865

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 1.4%
AdvanSix, Inc.	8	178
Avient Corp.	65	2,421
Ecovyst, Inc. *	43	269
HB Fuller Co.	93	5,231
Innospec, Inc.	34	3,241
Minerals Technologies, Inc.	21	1,361
Perimeter Solutions, Inc. *	267	2,687
Tronox Holdings plc	82	573
		15,961
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	170	8,064
ACCO Brands Corp.	86	359
GEO Group, Inc. (The) *	70	2,051
Healthcare Services Group, Inc. *	185	1,867
MillerKnoll, Inc.	136	2,600
		14,941
Communications Equipment — 0.8%
CommScope Holding Co., Inc. *	485	2,575
Extreme Networks, Inc. *	215	2,845
NETGEAR, Inc. *	127	3,102
Viasat, Inc. *	59	615
		9,137
Construction & Engineering — 1.7%
API Group Corp. *	126	4,497
Arcosa, Inc.	81	6,219
Fluor Corp. *	80	2,875
MYR Group, Inc. *	34	3,835
Tutor Perini Corp. *	91	2,115
		19,541
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	26	1,300
Enova International, Inc. *	53	5,145
Navient Corp.	195	2,461
		8,906
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	74	3,190
Weis Markets, Inc.	43	3,320
		6,510
Containers & Packaging — 0.2%
Greif, Inc., Class A	29	1,603
O-I Glass, Inc. *	76	869
		2,472
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc. *	40	4,042

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — continued
KinderCare Learning Cos., Inc. *	193	2,236
Laureate Education, Inc., Class A *	215	4,402
Mister Car Wash, Inc. *	110	864
		11,544
Diversified REITs — 2.0%
Alexander & Baldwin, Inc.	235	4,061
American Assets Trust, Inc.	127	2,556
Armada Hoffler Properties, Inc.	61	457
Broadstone Net Lease, Inc.	445	7,580
Empire State Realty Trust, Inc., Class A	278	2,171
Essential Properties Realty Trust, Inc.	179	5,855
		22,680
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc. * (a)	89	2,026
ATN International, Inc.	12	247
Liberty Latin America Ltd., Class C (Puerto Rico) *	728	4,518
Lumen Technologies, Inc. *	711	2,787
		9,578
Electric Utilities — 1.5%
IDACORP, Inc.	52	6,057
Portland General Electric Co.	174	7,761
TXNM Energy, Inc.	69	3,699
		17,517
Electrical Equipment — 0.7%
EnerSys	63	5,739
Sunrun, Inc. *	81	472
Thermon Group Holdings, Inc. *	50	1,402
		7,613
Electronic Equipment, Instruments & Components — 2.4%
Bel Fuse, Inc., Class A	29	2,103
Benchmark Electronics, Inc.	101	3,818
CTS Corp.	13	542
Daktronics, Inc. *	141	1,721
Knowles Corp. *	366	5,564
Plexus Corp. *	18	2,334
Sanmina Corp. *	102	7,757
TTM Technologies, Inc. *	25	511
Vishay Intertechnology, Inc.	111	1,770
Vishay Precision Group, Inc. *	77	1,844
		27,964
Energy Equipment & Services — 1.7%
Expro Group Holdings NV *	83	822
Helix Energy Solutions Group, Inc. *	59	494
Helmerich & Payne, Inc.	65	1,706

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — continued
Liberty Energy, Inc.	382	6,045
Noble Corp. plc	65	1,538
Patterson-UTI Energy, Inc.	424	3,489
Select Water Solutions, Inc.	295	3,097
Valaris Ltd. *	65	2,539
		19,730
Entertainment — 0.0% ^
Cinemark Holdings, Inc.	21	516
Financial Services — 5.4%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	106	3,888
Burford Capital Ltd.	185	2,444
Enact Holdings, Inc.	180	6,250
Essent Group Ltd.	129	7,432
HA Sustainable Infrastructure Capital, Inc. (a)	124	3,634
Jackson Financial, Inc., Class A	83	6,910
Marqeta, Inc., Class A *	725	2,988
Merchants Bancorp	69	2,551
Mr. Cooper Group, Inc. *	92	11,021
NMI Holdings, Inc., Class A *	116	4,191
PennyMac Financial Services, Inc.	29	2,912
Radian Group, Inc.	158	5,225
StoneCo Ltd., Class A (Brazil) *	271	2,842
		62,288
Food Products — 1.2%
Cal-Maine Foods, Inc.	61	5,536
Dole plc	364	5,267
Fresh Del Monte Produce, Inc.	54	1,651
Utz Brands, Inc.	83	1,173
		13,627
Gas Utilities — 1.9%
Chesapeake Utilities Corp.	21	2,724
New Jersey Resources Corp.	78	3,823
Northwest Natural Holding Co.	62	2,652
ONE Gas, Inc.	89	6,685
Southwest Gas Holdings, Inc.	53	3,823
Spire, Inc.	34	2,641
		22,348
Ground Transportation — 0.2%
ArcBest Corp.	32	2,248
Health Care Equipment & Supplies — 1.3%
Alphatec Holdings, Inc. *	237	2,410
Embecta Corp.	43	546
ICU Medical, Inc. *	37	5,107
Inmode Ltd. *	203	3,600

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Omnicell, Inc. *	82	2,859
OraSure Technologies, Inc. *	215	726
		15,248
Health Care Providers & Services — 1.3%
Addus HomeCare Corp. *	20	2,016
Option Care Health, Inc. *	225	7,850
Pediatrix Medical Group, Inc. *	339	4,913
		14,779
Health Care REITs — 1.2%
American Healthcare REIT, Inc.	25	761
CareTrust REIT, Inc.	202	5,784
Community Healthcare Trust, Inc.	30	535
Sabra Health Care REIT, Inc.	391	6,833
		13,913
Health Care Technology — 0.1%
Health Catalyst, Inc. *	162	733
Hotel & Resort REITs — 1.7%
Apple Hospitality REIT, Inc.	204	2,631
Chatham Lodging Trust	326	2,324
DiamondRock Hospitality Co.	537	4,147
RLJ Lodging Trust	335	2,640
Ryman Hospitality Properties, Inc.	41	3,796
Xenia Hotels & Resorts, Inc.	353	4,156
		19,694
Hotels, Restaurants & Leisure — 1.5%
Biglari Holdings, Inc., Class B *	8	1,675
BJ's Restaurants, Inc. *	32	1,092
El Pollo Loco Holdings, Inc. *	98	1,008
International Game Technology plc	286	4,654
Life Time Group Holdings, Inc. *	118	3,554
Portillo's, Inc., Class A * (a)	158	1,881
Six Flags Entertainment Corp.	21	760
United Parks & Resorts, Inc. *	45	2,070
		16,694
Household Durables — 2.6%
Century Communities, Inc.	29	1,962
Champion Homes, Inc. *	44	4,153
Green Brick Partners, Inc. *	35	2,036
Helen of Troy Ltd. *	47	2,510
KB Home	62	3,573
M/I Homes, Inc. *	30	3,459
Meritage Homes Corp.	64	4,524

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Taylor Morrison Home Corp. *	90	5,411
Tri Pointe Homes, Inc. *	75	2,403
		30,031
Household Products — 0.4%
Central Garden & Pet Co., Class A *	137	4,490
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	78	2,233
Clearway Energy, Inc., Class C	17	511
		2,744
Industrial REITs — 0.7%
First Industrial Realty Trust, Inc.	22	1,208
LXP Industrial Trust	560	4,840
Plymouth Industrial REIT, Inc.	139	2,263
		8,311
Insurance — 1.4%
CNO Financial Group, Inc.	206	8,601
Genworth Financial, Inc., Class A *	203	1,437
Hamilton Insurance Group Ltd., Class B (Bermuda) *	116	2,395
Oscar Health, Inc., Class A *	50	660
RLI Corp.	23	1,842
Selective Insurance Group, Inc.	8	764
		15,699
Interactive Media & Services — 0.1%
QuinStreet, Inc. *	20	363
Shutterstock, Inc.	16	293
		656
IT Services — 0.6%
ASGN, Inc. *	80	5,047
Unisys Corp. *	362	1,662
		6,709
Leisure Products — 0.2%
Peloton Interactive, Inc., Class A *	411	2,599
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. *	154	1,142
Cytek Biosciences, Inc. *	209	839
		1,981
Machinery — 1.5%
Blue Bird Corp. *	40	1,298
Hillman Solutions Corp. *	299	2,627
Kennametal, Inc.	103	2,186
Mueller Industries, Inc.	93	7,109

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Terex Corp.	57	2,174
Titan International, Inc. *	153	1,281
		16,675
Marine Transportation — 0.7%
Costamare, Inc. (Monaco)	88	864
Matson, Inc.	54	6,929
Safe Bulkers, Inc. (Monaco)	154	568
		8,361
Media — 1.0%
AMC Networks, Inc., Class A *	66	455
EchoStar Corp., Class A * (a)	53	1,347
Gray Media, Inc.	125	541
John Wiley & Sons, Inc., Class A	77	3,431
Magnite, Inc. *	198	2,260
Scholastic Corp.	86	1,622
Stagwell, Inc. *	333	2,013
		11,669
Metals & Mining — 1.5%
Coeur Mining, Inc. *	173	1,025
Commercial Metals Co.	174	8,027
Constellium SE *	78	782
Hecla Mining Co.	604	3,358
SunCoke Energy, Inc.	94	861
Warrior Met Coal, Inc.	63	3,011
		17,064
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Brightspire Capital, Inc.	601	3,342
KKR Real Estate Finance Trust, Inc.	210	2,268
Ladder Capital Corp.	768	8,765
MFA Financial, Inc.	94	965
Redwood Trust, Inc.	104	631
TPG RE Finance Trust, Inc.	201	1,637
		17,608
Multi-Utilities — 1.1%
Avista Corp.	17	708
Black Hills Corp.	56	3,406
Northwestern Energy Group, Inc.	31	1,794
Unitil Corp.	112	6,443
		12,351
Office REITs — 1.4%
Brandywine Realty Trust	157	701
City Office REIT, Inc.	68	355
COPT Defense Properties	296	8,056
Paramount Group, Inc.	165	709

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Office REITs — continued
Piedmont Office Realty Trust, Inc., Class A	418	3,077
SL Green Realty Corp.	64	3,716
		16,614
Oil, Gas & Consumable Fuels — 5.1%
California Resources Corp.	46	2,033
Chord Energy Corp.	17	1,890
CNX Resources Corp. *	33	1,030
Core Natural Resources, Inc.	40	3,068
CVR Energy, Inc.	68	1,328
Gulfport Energy Corp. *	34	6,212
International Seaways, Inc.	76	2,532
Magnolia Oil & Gas Corp., Class A	44	1,126
Matador Resources Co.	121	6,164
Murphy Oil Corp.	153	4,345
Ovintiv, Inc.	84	3,588
Par Pacific Holdings, Inc. *	25	364
PBF Energy, Inc., Class A	65	1,240
Peabody Energy Corp.	164	2,227
Permian Resources Corp.	378	5,229
Scorpio Tankers, Inc. (Monaco)	19	706
SM Energy Co.	195	5,835
Teekay Tankers Ltd., Class A (Canada)	152	5,820
Uranium Energy Corp. *	205	982
World Kinect Corp.	91	2,574
		58,293
Passenger Airlines — 0.2%
Blade Air Mobility, Inc. *	98	268
SkyWest, Inc. *	15	1,307
Sun Country Airlines Holdings, Inc. *	103	1,262
		2,837
Personal Care Products — 0.4%
BellRing Brands, Inc. *	11	830
Edgewell Personal Care Co.	65	2,012
Honest Co., Inc. (The) *	185	871
Nature's Sunshine Products, Inc. *	44	550
		4,263
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals, Inc. *	350	2,937
ANI Pharmaceuticals, Inc. *	50	3,319
Atea Pharmaceuticals, Inc. *	177	529
Pacira BioSciences, Inc. *	190	4,722
Prestige Consumer Healthcare, Inc. *	24	2,025
WaVe Life Sciences Ltd. *	223	1,804
		15,336

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 1.3%
Alight, Inc., Class A	89	529
Barrett Business Services, Inc.	92	3,790
Conduent, Inc. *	454	1,225
Heidrick & Struggles International, Inc.	31	1,317
IBEX Holdings Ltd. *	105	2,570
Korn Ferry	74	4,993
Planet Labs PBC *	201	678
		15,102
Real Estate Management & Development — 0.3%
Anywhere Real Estate, Inc. *	97	323
Cushman & Wakefield plc *	160	1,641
Newmark Group, Inc., Class A	123	1,494
		3,458
Residential REITs — 0.6%
Independence Realty Trust, Inc.	229	4,865
UMH Properties, Inc.	41	772
Veris Residential, Inc.	70	1,182
		6,819
Retail REITs — 2.4%
Agree Realty Corp.	31	2,376
Curbline Properties Corp.	136	3,278
InvenTrust Properties Corp.	115	3,382
Kimco Realty Corp.	45	958
Kite Realty Group Trust	267	5,978
Macerich Co. (The)	104	1,779
Phillips Edison & Co., Inc.	274	10,012
		27,763
Semiconductors & Semiconductor Equipment — 1.0%
ACM Research, Inc., Class A *	207	4,826
Ichor Holdings Ltd. *	199	4,501
Synaptics, Inc. *	35	2,247
		11,574
Software — 2.1%
Adeia, Inc.	83	1,102
Aurora Innovation, Inc. *	476	3,201
Consensus Cloud Solutions, Inc. *	55	1,258
LiveRamp Holdings, Inc. *	158	4,123
MARA Holdings, Inc. * (a)	188	2,158
ON24, Inc. *	249	1,296
OneSpan, Inc.	149	2,276
Ooma, Inc. *	88	1,149
Riot Platforms, Inc. * (a)	351	2,502

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Verint Systems, Inc. *	89	1,585
Xperi, Inc. *	370	2,859
		23,509
Specialized REITs — 1.0%
Outfront Media, Inc.	70	1,134
PotlatchDeltic Corp.	235	10,589
		11,723
Specialty Retail — 2.0%
Academy Sports & Outdoors, Inc.	77	3,493
American Eagle Outfitters, Inc.	88	1,029
Arko Corp.	161	638
Asbury Automotive Group, Inc. *	15	3,236
Citi Trends, Inc. *	37	812
EVgo, Inc. * (a)	174	464
Foot Locker, Inc. *	167	2,349
Group 1 Automotive, Inc.	10	3,947
National Vision Holdings, Inc. *	126	1,608
Shoe Carnival, Inc.	102	2,240
Sonic Automotive, Inc., Class A	32	1,824
Victoria's Secret & Co. *	81	1,503
		23,143
Technology Hardware, Storage & Peripherals — 0.2%
Immersion Corp. (a)	176	1,329
Xerox Holdings Corp. (a)	163	789
		2,118
Textiles, Apparel & Luxury Goods — 0.3%
G-III Apparel Group Ltd. *	114	3,105
Trading Companies & Distributors — 2.4%
Beacon Roofing Supply, Inc. *	13	1,615
BlueLinx Holdings, Inc. *	18	1,335
Boise Cascade Co.	38	3,699
DNOW, Inc. *	309	5,275
DXP Enterprises, Inc. *	15	1,225
Hudson Technologies, Inc. *	69	427
MRC Global, Inc. *	162	1,859
Rush Enterprises, Inc., Class A	155	8,268
WESCO International, Inc.	25	3,991
		27,694
Water Utilities — 0.5%
American States Water Co.	23	1,787
Consolidated Water Co. Ltd., Class D	144	3,533
		5,320
Wireless Telecommunication Services — 0.4%
Gogo, Inc. * (a)	197	1,701

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — continued
Spok Holdings, Inc.	52	850
Telephone and Data Systems, Inc.	41	1,591
		4,142
Total Common Stocks (Cost $999,530)		1,103,902
Short-Term Investments — 4.3%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $33,604)	33,595	33,605
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $15,361)	15,361	15,361
Total Short-Term Investments (Cost $48,965)		48,966
Total Investments — 100.6% (Cost $1,048,495)		1,152,868
Liabilities in Excess of Other Assets — (0.6)%		(6,643)
NET ASSETS — 100.0%		1,146,225

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $14,315.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	404	06/20/2025	USD	40,947	(585)

Abbreviations
USD	United States Dollar

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,152,868	$—	$—	$1,152,868
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(585)	$—	$—	$(585)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$24,344	$432,177	$422,924	$8	$— (c)	$33,605	33,595	$1,123	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	26,589	153,042	164,273	1	2	15,361	15,361	591	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	3,925	15,618	19,543	—	—	—	—	26	—
Total	$54,858	$600,837	$606,740	$9	$2	$48,966		$1,740	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
(c)	Amount rounds to less than one thousand.